Principal Accounting Policies - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues		¥ 9,220,462	$ 1,336,842	¥ 11,351,446	¥ 10,914,374
Live Streaming [Member]
Disaggregation of Revenue [Line Items]
Revenues		8,195,907	$ 1,188,295	10,186,204	10,311,624
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	[1]	¥ 1,024,555		¥ 1,165,242	¥ 602,750

[1]	Other revenues mainly include advertising, sub-licensing and online games revenues.